Long-Term Debt (Details) (USD $)	0 Months Ended
	Oct. 01, 2014	Feb. 20, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 16, 2012	Apr. 05, 2013	May 05, 2011	Dec. 27, 2012
Long-term debt
Carrying Value			$ 13,164,893,000	$ 13,409,313,000	$ 11,615,427,000
Fair Value			13,655,890,000	14,025,557,000	12,783,027,000
Unamortized discounts, net			(16,142,000)	(19,198,000)
Capital lease obligations			201,867,000	219,902,000	248,304,000
Total long-term debt and capital lease obligations (including current portion)			13,350,618,000	13,610,017,000
Interest rate (as a percent)				7.00%
6 5/8% Senior Notes due 2014
Long-term debt
Carrying Value			900,000,000	1,000,000,000	1,000,000,000
Fair Value			900,000,000	1,040,200,000	1,078,500,000
Interest rate (as a percent)			6.625%	6.625%	6.625%
Debt repurchased			100,000,000
Principal balance reclassified to current portion of long-term debt and capital lease obligations				1,000,000,000
6 5/8% Senior Notes due 2014 | Subsequent event
Long-term debt
Principal balance of debt redeemed	900,000,000
7 3/4% Senior Notes due 2015
Long-term debt
Carrying Value			650,001,000	750,000,000	750,000,000
Fair Value			673,564,000	813,750,000	844,725,000
Interest rate (as a percent)			7.75%	7.75%	7.75%
Debt repurchased			100,000,000
Principal balance reclassified to current portion of long-term debt and capital lease obligations			650,000,000
7 1/8% Senior Notes due 2016
Long-term debt
Carrying Value			1,500,000,000	1,500,000,000	1,500,000,000
Fair Value			1,591,875,000	1,657,500,000	1,683,750,000
Interest rate (as a percent)			7.125%	7.125%	7.125%
4 5/8% Senior Notes due 2017
Long-term debt
Carrying Value			900,000,000	900,000,000	900,000,000
Fair Value			918,099,000	946,962,000	940,500,000
Interest rate (as a percent)			4.625%	4.625%	4.625%	4.625%
4 1/4% Senior Notes due 2018
Long-term debt
Carrying Value			1,200,000,000	1,200,000,000
Fair Value			1,207,200,000	1,221,792,000
Interest rate (as a percent)			4.25%	4.25%	4.25%		4.25%
7 7/8% Senior Notes due 2019
Long-term debt
Carrying Value			1,400,000,000	1,400,000,000	1,400,000,000
Fair Value			1,589,000,000	1,603,000,000	1,669,500,000
Interest rate (as a percent)			7.875%	7.875%	7.875%
5 1/8% Senior Notes due 2020
Long-term debt
Carrying Value			1,100,000,000	1,100,000,000
Fair Value			1,127,500,000	1,104,950,000
Interest rate (as a percent)			5.125%	5.125%	5.125%		5.125%
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Value			2,000,000,000	2,000,000,000	2,000,000,000
Fair Value			2,146,260,000	2,122,500,000	2,280,000,000
Interest rate (as a percent)			6.75%	6.75%	6.75%			6.75%
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Value			2,000,000,000	2,000,000,000	2,000,000,000
Fair Value			2,040,000,000	1,997,500,000	2,150,000,000
Interest rate (as a percent)			5.875%	5.875%	5.875%	5.875%
5% Senior Notes due 2023
Long-term debt
Carrying Value			1,500,000,000	1,500,000,000	1,500,000,000
Fair Value			1,447,500,000	1,458,090,000	1,548,750,000
Interest rate (as a percent)			5.00%	5.00%	5.00%				5.00%
Mortgages and other notes payable
Long-term debt
Carrying Value			14,892,000	59,313,000	65,427,000
Fair Value			14,892,000	59,313,000	65,427,000
Mortgages and other notes payable | Transaction Agreement
Long-term debt
Decrease in mortgages and other notes payable		$ 44,000,000